Revenues	9 Months Ended
Sep. 30, 2020
Revenue Recognition [Abstract]
Revenues

Note 3. Revenues

Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and nine months ended September 30, 2020 and 2019:

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Products	$52,827	$67,088	$145,871	$192,279
Service	33,770	39,816	106,000	119,149
Total Americas	86,597	106,904	251,871	311,428

EMEA
Products	17,245	22,710	53,735	74,119
Service	6,003	6,223	17,348	19,747
Total EMEA	23,248	28,933	71,083	93,866

Asia Pacific
Products	13,476	16,548	40,991	55,380
Service	4,571	5,075	14,477	15,249
Total Asia Pacific	18,047	21,623	55,468	70,629

Total Revenues	$127,892	$157,460	$378,422	$475,923

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three and nine months ended September 30, 2020 and 2019:

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$83,548	$106,346	$240,597	$321,778
Services	10,387	11,157	29,809	32,531
Total revenues recognized in point in time	93,935	117,503	270,406	354,309

Revenues recognized over time from:
Services	33,957	39,957	108,016	121,614
Total revenues recognized over time	33,957	39,957	108,016	121,614

Total Revenues	$127,892	$157,460	$378,422	$475,923

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of September 30, 2020 and December 31, 2019.

Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of September 30, 2020 and December 31, 2019 were as follows:

	September 30,	December 31,
	2020	2019
	U.S. $ in thousands

Deferred revenues*	60,724	68,307

*Includes $13.4 million and $16.0 million under long term deferred revenue in the Company's consolidated balance sheets as of September 30, 2020 and December 31, 2019, respectively.

Revenue recognized in 2020 that was included in deferred revenue balance as of January 1, 2020 was $10.5 million and $42.1 million for the three and nine months ended September 30, 2020, respectively.

Remaining Performance Obligations

Remaining Performance Obligations ("RPO") represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of September 30, 2020, the total RPO amounted to $82.1 million. The Company expects to recognize $68.3 million of this RPO during the next 12 months, $9.2 million over the subsequent 12 months and the remaining $4.6 million thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of September 30, 2020 and December 31, 2019, the deferred commissions amounted to $4.4 million and $3.9 million, respectively.